Principal Activities and Organization - Schedule of the Company's Principal VIEs and VIEs' Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2024
Jiangsu Radnova Intelligence Technology Co., Ltd.(formerly known as Jiangsu Yunxuetang Network Technology Co., Ltd.)
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Dec. 22, 2011
Percentage of economic interest	100.00%
Principal activities	Technology development and sales of SaaS platform
Beijing Xuanxing Intelligence Technology Co., Ltd. (formerly "Beijing Yunxuetang Network Technology Co., Ltd.") [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Aug. 21, 2012
Percentage of economic interest	100.00%
Principal activities	Technology development and sales of SaaS platform
Suzhou Xuanxing Intelligence Technology Co., Ltd (formerly "Suzhou Xuancai Network Technology Co., Ltd") [Member]
Variable Interest Entity [Line Items]
Date of incorporation or acquisition	Sep. 25, 2015
Percentage of economic interest	100.00%
Principal activities	Technology development and sales of SaaS platform